Portfolio of investments—October 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.82%
Communication services: 3.08%
Diversified telecommunication services: 2.15%
AT&T, Inc.	180,646	$2,781,948
Verizon Communications, Inc.	41,782	1,467,802
		4,249,750
Entertainment: 0.86%
Electronic Arts, Inc.	973	120,448
Netflix, Inc.†	195	80,279
Spotify Technology SA†	3,185	524,761
Walt Disney Co.†	12,039	982,262
		1,707,750
Wireless telecommunication services: 0.07%
T-Mobile U.S., Inc.†	908	130,625
Consumer discretionary: 6.71%
Diversified consumer services: 0.25%
H&R Block, Inc.	5,928	243,344
Laureate Education, Inc.	17,306	244,707
		488,051
Hotels, restaurants & leisure: 1.66%
Booking Holdings, Inc.†	269	750,391
Chipotle Mexican Grill, Inc.†	248	481,665
Marriott International, Inc. Class A	2,344	441,985
Marriott Vacations Worldwide Corp.	1,456	130,836
Royal Caribbean Cruises Ltd.†	5,505	466,439
Starbucks Corp.	10,982	1,012,980
		3,284,296
Household durables: 2.04%
M/I Homes, Inc.†	24,938	2,046,662
Meritage Homes Corp.	8,752	997,903
Taylor Morrison Home Corp.†	25,781	987,928
		4,032,493
Leisure products: 0.06%
Polaris, Inc.	1,377	119,000
Specialty retail: 2.70%
Lowe’s Cos., Inc.	3,149	600,105
ODP Corp.†	15,591	700,348
TJX Cos., Inc.	45,756	4,029,731
		5,330,184
Consumer staples: 9.18%
Beverages: 1.40%
Coca-Cola Consolidated, Inc.	4,345	2,765,201
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 1

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Consumer staples distribution & retail: 3.14%
Kroger Co.	2,644	$119,958
Target Corp.	32,644	3,616,629
Walmart, Inc.	15,059	2,460,791
		6,197,378
Food products: 1.96%
Archer-Daniels-Midland Co.	17,031	1,218,909
Bunge Ltd.	1,580	167,448
Mondelez International, Inc. Class A	37,595	2,489,165
		3,875,522
Household products: 1.15%
Colgate-Palmolive Co.	13,784	1,035,454
Energizer Holdings, Inc.	9,323	294,421
Procter & Gamble Co.	6,338	950,890
		2,280,765
Tobacco: 1.53%
Altria Group, Inc.	68,133	2,736,903
Vector Group Ltd.	27,828	286,072
		3,022,975
Energy: 7.99%
Energy equipment & services: 0.28%
Schlumberger NV	10,049	559,327
Oil, gas & consumable fuels: 7.71%
APA Corp.	4,846	192,483
Chevron Corp.	31,393	4,574,902
EOG Resources, Inc.	3,417	431,396
Exxon Mobil Corp.	24,447	2,587,715
Kinder Morgan, Inc.	20,803	337,008
Marathon Petroleum Corp.	4,725	714,656
ONEOK, Inc.	1,004	65,461
PBF Energy, Inc. Class A	52,739	2,506,685
Phillips 66	11,524	1,314,543
Valero Energy Corp.	19,670	2,498,090
		15,222,939
Financials: 22.19%
Banks: 5.19%
Bank of America Corp.	85,336	2,247,750
Bank of NT Butterfield & Son Ltd.	14,594	368,644
Citigroup, Inc.	43,398	1,713,787
JPMorgan Chase & Co.	32,574	4,529,741
U.S. Bancorp	43,626	1,390,797
		10,250,719
See accompanying notes to portfolio of investments
2 | Allspring Large Company Value Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Capital markets: 3.58%
Affiliated Managers Group, Inc.	10,994	$1,349,623
CME Group, Inc.	7,222	1,541,608
Goldman Sachs Group, Inc.	4,415	1,340,438
Intercontinental Exchange, Inc.	4,132	443,942
Morgan Stanley	8,816	624,349
S&P Global, Inc.	5,066	1,769,605
		7,069,565
Consumer finance: 1.72%
American Express Co.	9,154	1,336,759
OneMain Holdings, Inc.	7,916	284,422
PROG Holdings, Inc.†	64,637	1,770,407
		3,391,588
Financial services: 6.27%
Apollo Global Management, Inc.	6,521	504,986
Berkshire Hathaway, Inc. Class B†	27,747	9,470,884
Equitable Holdings, Inc.	21,110	560,893
NCR Atleos Corp.†	2,686	59,253
StoneCo Ltd. Class A†	72,842	722,229
Visa, Inc. Class A	4,573	1,075,112
		12,393,357
Insurance: 5.43%
Aflac, Inc.	21,151	1,652,105
American Financial Group, Inc.	1,958	214,127
Aon PLC Class A	272	84,157
Arthur J Gallagher & Co.	19,581	4,611,130
Progressive Corp.	22,216	3,512,127
Unum Group	4,458	217,996
W R Berkley Corp.	6,640	447,669
		10,739,311
Health care: 15.66%
Biotechnology: 3.93%
Acadia Pharmaceuticals, Inc.†	28,709	647,962
Alkermes PLC†	44,210	1,069,440
Amgen, Inc.	1,036	264,905
Catalyst Pharmaceuticals, Inc.†	18,973	235,455
Gilead Sciences, Inc.	67,449	5,297,444
Halozyme Therapeutics, Inc.†	4,733	160,307
Regeneron Pharmaceuticals, Inc.†	112	87,348
		7,762,861
Health care equipment & supplies: 1.49%
CONMED Corp.	2,322	226,302
Integra LifeSciences Holdings Corp.†	23,324	838,731
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 3

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
Intuitive Surgical, Inc.†	4,099	$1,074,840
Medtronic PLC	11,477	809,817
		2,949,690
Health care providers & services: 5.31%
Cigna Group	4,801	1,484,469
CVS Health Corp.	33,237	2,293,686
Elevance Health, Inc.	6,913	3,111,472
Humana, Inc.	6,893	3,609,795
		10,499,422
Life sciences tools & services: 0.94%
Avantor, Inc.†	46,207	805,388
Bruker Corp.	1,118	63,726
Medpace Holdings, Inc.†	3,564	864,876
West Pharmaceutical Services, Inc.	369	117,449
		1,851,439
Pharmaceuticals: 3.99%
Bristol-Myers Squibb Co.	48,531	2,500,802
Merck & Co., Inc.	41,561	4,268,315
Pfizer, Inc.	26,151	799,175
Viatris, Inc.	36,487	324,734
		7,893,026
Industrials: 13.35%
Aerospace & defense: 3.68%
General Dynamics Corp.	9,140	2,205,574
Lockheed Martin Corp.	7,167	3,258,405
Northrop Grumman Corp.	3,624	1,708,462
RTX Corp.	1,113	90,587
		7,263,028
Air freight & logistics: 0.31%
FedEx Corp.	2,579	619,218
Building products: 0.12%
Carrier Global Corp.	5,084	242,303
Construction & engineering: 0.42%
Fluor Corp.†	24,570	817,935
Electrical equipment: 1.18%
Emerson Electric Co.	23,335	2,076,115
EnerSys	2,933	251,006
		2,327,121
See accompanying notes to portfolio of investments
4 | Allspring Large Company Value Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Industrial conglomerates: 3.49%
3M Co.	18,646	$1,695,854
General Electric Co.	47,830	5,195,773
		6,891,627
Machinery: 2.06%
AGCO Corp.	4,800	550,368
Deere & Co.	1,172	428,202
Parker-Hannifin Corp.	3,251	1,199,326
Terex Corp.	41,477	1,899,647
		4,077,543
Passenger airlines: 2.02%
Alaska Air Group, Inc.†	16,706	528,411
Delta Air Lines, Inc.	56,848	1,776,500
United Airlines Holdings, Inc.†	48,249	1,689,197
		3,994,108
Trading companies & distributors: 0.07%
Herc Holdings, Inc.	1,307	139,575
Information technology: 9.52%
Communications equipment: 1.59%
Cisco Systems, Inc.	46,310	2,414,140
Motorola Solutions, Inc.	2,578	717,870
		3,132,010
IT services: 1.42%
Accenture PLC Class A	2,911	864,829
Cognizant Technology Solutions Corp. Class A	2,420	156,017
DXC Technology Co.†	26,480	534,102
International Business Machines Corp.	8,693	1,257,356
		2,812,304
Semiconductors & semiconductor equipment: 5.33%
Amkor Technology, Inc.	43,818	914,043
Analog Devices, Inc.	3,554	559,151
Axcelis Technologies, Inc.†	1,127	143,692
Diodes, Inc.†	26,083	1,697,482
KLA Corp.	2,243	1,053,537
Lam Research Corp.	2,240	1,317,613
Microchip Technology, Inc.	3,217	229,340
QUALCOMM, Inc.	38,057	4,147,832
Skyworks Solutions, Inc.	5,363	465,187
		10,527,877
Software: 1.18%
Appfolio, Inc. Class A†	766	143,679
Autodesk, Inc.†	2,950	583,008
Cadence Design Systems, Inc.†	1,738	416,859
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 5

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Software(continued)
Gen Digital, Inc.	4,415	$73,554
LiveRamp Holdings, Inc.†	14,866	411,194
NCR Voyix Corp.†	5,372	82,138
Oracle Corp.	3,528	364,795
Synopsys, Inc.†	562	263,825
		2,339,052
Materials: 3.51%
Chemicals: 0.79%
Air Products & Chemicals, Inc.	1,492	421,400
Chemours Co.	16,127	388,822
Mosaic Co.	23,272	755,875
		1,566,097
Metals & mining: 2.72%
Alpha Metallurgical Resources, Inc.	2,017	443,659
Commercial Metals Co.	8,164	345,256
Freeport-McMoRan, Inc.	125,624	4,243,579
Newmont Corp.-U.S. Exchange Traded Shares	3,067	114,920
Steel Dynamics, Inc.	2,044	217,706
		5,365,120
Real estate: 2.81%
Industrial REITs : 2.27%
Prologis, Inc.	44,537	4,487,103
Retail REITs : 0.51%
Realty Income Corp.	21,568	1,021,892
Specialized REITs : 0.03%
Extra Space Storage, Inc.	546	56,560
Utilities: 3.82%
Electric utilities: 3.82%
Duke Energy Corp.	46,923	4,170,985
NextEra Energy, Inc.	44,342	2,585,139
Southern Co.	11,701	787,477
		7,543,601
Total common stocks (Cost $201,343,756)		193,291,308
See accompanying notes to portfolio of investments
6 | Allspring Large Company Value Fund

Portfolio of investments—October 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.82%
Investment companies: 1.82%
Allspring Government Money Market Fund Select Class♠∞		5.29%	3,596,423	$3,596,423
Total short-term investments (Cost $3,596,423)				3,596,423
Total investments in securities (Cost $204,940,179)	99.64%			196,887,731
Other assets and liabilities, net	0.36			701,604
Total net assets	100.00%			$197,589,335

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$4,216,993	$5,190,208	$(5,810,778)	$0	$0	$3,596,423	3,596,423	$59,158
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	18	12-15-2023	$4,038,749	$3,791,025	$0	$(247,724)
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 7

Notes to portfolio of investments—October 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none,the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
8 | Allspring Large Company Value Fund

Notes to portfolio of investments—October 31, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$6,088,125	$0	$0	$6,088,125
Consumer discretionary	13,254,024	0	0	13,254,024
Consumer staples	18,141,841	0	0	18,141,841
Energy	15,782,266	0	0	15,782,266
Financials	43,844,540	0	0	43,844,540
Health care	30,956,438	0	0	30,956,438
Industrials	26,372,458	0	0	26,372,458
Information technology	18,811,243	0	0	18,811,243
Materials	6,931,217	0	0	6,931,217
Real estate	5,565,555	0	0	5,565,555
Utilities	7,543,601	0	0	7,543,601
Short-term investments
Investment companies	3,596,423	0	0	3,596,423
Total assets	$196,887,731	$0	$0	$196,887,731
Liabilities
Futures contracts	$247,724	$0	$0	$247,724
Total liabilities	$247,724	$0	$0	$247,724
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of October 31, 2023, $721,000 was segregated as cash collateral for these open futures contracts.
At October 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Large Company Value Fund | 9